RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

Accounts Payable due to Related Parties

In conjunction with the dismissal of prior litigation, we agreed to reimburse the Vice Chairman of our Board of Directors, Martin Houston, for reasonable attorneys’ fees and expenses he incurred during the litigation. We paid approximately $5.1 million to third parties to settle outstanding amounts incurred by Mr. Houston for reasonable attorneys’ fees and expenses for the year ended December 31, 2020. As of December 31, 2021 and 2020, we had also paid Mr. Houston approximately $0.9 million and $1.4 million, respectively, for other expenses he incurred in connection with the litigation. As of December 31, 2021, all amounts owed to Mr. Houston were fully settled.

Other

A member of our Board of Directors is a partner at a law firm that has provided legal services to the Company. Fees incurred for such services were $0.1 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively. There were no fees incurred for such services for the year ended December 31, 2021.